UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21460

Pioneer Series Trust II
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Select Mid Cap Growth Fund

NQ | February 28, 2018

Ticker Symbols: Class A PGOFX Class C GOFCX Class K PSMKX Class R PGRRX Class Y GROYX

Shares	Value
	UNAFFILIATED ISSUERS - 100.0%
	COMMON STOCKS - 100.0% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.1%
	Auto Parts & Equipment - 1.1%
127,166	Aptiv Plc	$11,614,071
38,675	Lear Corp.	7,215,595
	Total Automobiles & Components	$18,829,666
	BANKS - 0.9%
	Regional Banks - 0.9%
59,767(a)	SVB Financial Group	$14,880,788
	Total Banks	$14,880,788
	CAPITAL GOODS - 13.1%
	Aerospace & Defense - 1.4%
57,854	L3 Technologies, Inc.	$12,007,598
182,252	Textron, Inc.	10,907,782
		$22,915,380
	Building Products - 0.7%
188,782	AO Smith Corp.	$12,117,916
	Construction & Engineering - 1.5%
103,689(a)	Dycom Industries, Inc.	$11,326,987
258,275(a)	MasTec, Inc.	13,159,111
		$24,486,098
	Electrical Components & Equipment - 0.5%
149,982(a)	Sensata Technologies Holding NV	$7,928,048
	Industrial Conglomerates - 1.5%
89,743	Roper Technologies, Inc.	$24,687,402
	Industrial Macinery - 5.9%
322,141	Albany International Corp., Class A	$20,504,275
301,858	Fortive Corp.	23,182,695
485,126(a)	Gardner Denver Holdings, Inc.	15,528,883
108,633	Stanley Black & Decker, Inc.	17,293,287
287,407	Xylem, Inc.	21,434,814
		$97,943,954
	Trading Companies & Distributors - 1.6%
149,609(a)	United Rentals, Inc.	$26,195,040
	Total Capital Goods	$216,273,838
	COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
	Environmental & Facilities Services - 1.2%
270,683	Waste Connections, Inc.	$19,158,943
	Research & Consulting Services - 1.0%
169,743(a)	Verisk Analytics, Inc., Class A	$17,346,037
	Total Commercial Services & Supplies	$36,504,980
	CONSUMER DURABLES & APPAREL - 1.7%
	Apparel, Accessories & Luxury Goods - 0.8%
259,819	Tapestry, Inc.	$13,227,386
	Home Furnishings - 0.9%
60,915(a)	Mohawk Industries, Inc.	$14,612,290
	Total Consumer Durables & Apparel	$27,839,676
	CONSUMER SERVICES - 7.9%
	Casinos & Gaming - 1.3%
637,017	MGM Resorts International	$21,805,092
	Hotels, Resorts & Cruise Lines - 1.7%
95,466	Hilton Worldwide Holdings, Inc.	$7,712,698
365,533(a)	Norwegian Cruise Line Holdings, Ltd.	20,798,828
		$28,511,526
	Leisure Facilities - 1.3%
246,969(a)	Planet Fitness, Inc., Class A	$9,132,913
190,090	Six Flags Entertainment Corp.	12,182,868
		$21,315,781
	Restaurants - 2.6%
483,164	Brinker International, Inc.	$16,635,337
21,355(a)	Chipotle Mexican Grill, Inc., Class A	6,799,646
268,468(a)	Dave & Buster's Entertainment, Inc.	12,019,312
170,295	Yum China Holdings, Inc.	7,377,179
		$42,831,474
	Specialized Consumer Services - 1.0%
311,872(a)	ServiceMaster Global Holdings, Inc.	$16,017,746
Total Consumer Services	$130,481,619
Shares	Value
	DIVERSIFIED FINANCIALS - 5.6%
	Consumer Finance - 0.6%
287,237	Synchrony Financial	$10,452,554
	Financial Exchanges & Data - 2.0%
57,085	Cboe Global Markets, Inc.	$6,394,091
82,360	MarketAxess Holdings, Inc.	16,669,664
65,748	MSCI, Inc., Class A	9,304,657
		$32,368,412
	Investment Banking & Brokerage - 0.9%
262,122	TD Ameritrade Holding Corp.	$15,072,015
	Other Diversified Financial Services - 1.2%
374,230	Voya Financial, Inc.	$19,093,214
	Specialized Finance - 0.9%
81,056	S&P Global, Inc.	$15,546,541
	Total Diversified Financials	$92,532,736
	ENERGY - 1.8%
	Oil & Gas Equipment & Services - 1.0%
638,030(a)	Cactus, Inc., Class A	$15,701,918
	Oil & Gas Exploration & Production - 0.8%
558,849	Cabot Oil & Gas Corp.	$13,501,792
	Total Energy	$29,203,710
	FOOD, BEVERAGE & TOBACCO - 2.9%
	Distillers & Vinters - 0.6%
47,946	Constellation Brands, Inc., Class A	$10,331,404
	Packaged Foods & Meats - 1.8%
362,147(a)	Hain Celestial Group, Inc.	$12,595,473
1,015,359(a)	Nomad Foods, Ltd.	16,641,734
		$29,237,207
	Soft Drinks - 0.5%
146,155(a)	Monster Beverage Corp.	$9,261,842
	Total Food, Beverage & Tobacco	$48,830,453
	HEALTH CARE EQUIPMENT & SERVICES - 9.1%
	Health Care Equipment - 2.0%
9,234(a)	ABIOMED, Inc.	$2,476,374
436,285(a)	Boston Scientific Corp.	11,893,129
69,712(a)	Inogen, Inc.	8,422,604
91,042(a)	Penumbra, Inc.	9,850,744
		$32,642,851
	Health Care Services - 0.6%
254,075(a)	Teladoc, Inc.	$10,188,408
	Health Care Supplies - 2.7%
110,157(a)	Align Technology, Inc.	$28,918,416
70,002	Cooper Cos., Inc.	16,136,861
		$45,055,277
	Health Care Technology - 0.7%
165,403(a)	Veeva Systems, Inc., Class A	$11,528,589
	Managed Health Care - 3.1%
258,077(a)	Centene Corp.	$26,174,169
46,070	Humana, Inc.	12,522,747
61,714(a)	WellCare Health Plans, Inc.	11,966,962
		$50,663,878
	Total Health Care Equipment & Services	$150,079,003
	INSURANCE - 1.3%
	Insurance Brokers - 0.8%
96,346	Aon PLC	$13,519,271
	Property & Casualty Insurance - 0.5%
82,833	Allstate Corp.	$7,642,172
	Total Insurance	$21,161,443
	MATERIALS - 4.7%
	Construction Materials - 1.3%
181,843	Vulcan Materials Co.	$21,408,376
	Fertilizers & Agricultural Chemicals - 0.8%
169,588	FMC Corp.	$13,309,266
	Forest Products - 0.4%
179,063	Boise Cascade Co.	$7,216,239
	Metal & Glass Containers - 0.7%
219,344	CCL Industries, Inc., Class B	$10,920,182
	Paper Packaging - 1.1%
154,467	Packaging Corp. of America	$18,412,466
	Specialty Chemicals - 0.4%
16,225	Sherwin-Williams Co.	$6,515,636
	Total Materials	$77,782,165
Shares	Value
	MEDIA - 1.6%
	Broadcasting - 0.3%
62,387	Nexstar Media Group, Inc., Class A	$4,457,551
	Movies & Entertainment - 1.3%
484,520(a)	Live Nation Entertainment, Inc.	$21,706,496
	Total Media	$26,164,047
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
	Biotechnology - 6.3%
109,977(a)	Alnylam Pharmaceuticals, Inc.	$13,214,836
217,691(a)	Esperion Therapeutics, Inc.	17,504,533
334,108(a)	Exact Sciences Corp.	14,904,558
144,727(a)	FibroGen, Inc.	7,974,458
254,881(a)	Foundation Medicine, Inc.	21,091,403
55,520(a)	Loxo Oncology, Inc.	6,174,934
96,400(a)	Sage Therapeutics, Inc.	15,555,104
46,696(a)	Vertex Pharmaceuticals, Inc.	7,752,937
		$104,172,763
	Life Sciences Tools & Services - 1.6%
91,604	Agilent Technologies, Inc.	$6,283,118
63,380(a)	Charles River Laboratories International, Inc.	6,756,942
24,281(a)	Illumina, Inc.	5,536,554
43,967(a)	Waters Corp.	8,997,407
		$27,574,021
	Pharmaceuticals - 0.8%
141,965(a)	Nektar Therapeutics, Class A	$12,288,490
	Total Pharmaceuticals, Biotechnology & Life Sciences	$144,035,274
	REAL ESTATE - 1.5%
	Office REIT - 0.8%
80,233	Jones Lang LaSalle, Inc.	$12,886,222
	Specialized REIT - 0.7%
69,945(a)	SBA Communications Corp., Class A	$11,000,250
	Total Real Estate	$23,886,472
	RETAILING - 6.9%
	Apparel Retail - 1.6%
331,747	Ross Stores, Inc.	$25,906,123
	Automotive Retail - 1.7%
115,658(a)	O'Reilly Automotive, Inc.	$28,242,527
	Distributors - 0.7%
288,795(a)	LKQ Corp.	$11,401,627
	General Merchandise Stores - 1.8%
297,716(a)	Dollar Tree, Inc.	$30,557,570
	Internet Retail - 0.4%
65,965	Expedia, Inc.	$6,937,539
	Specialty Stores - 0.7%
56,324(a)	Ulta Beauty, Inc.	$11,453,486
	Total Retailing	$114,498,872
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.1%
	Semiconductor Equipment - 0.8%
65,172	Lam Research Corp.	$12,503,900
	Semiconductors - 6.3%
221,186	Analog Devices, Inc.	$19,939,918
1,115,390	Cypress Semiconductor Corp.	19,485,863
618,131(a)	Micron Technology, Inc.	30,170,974
267,561(a)	Microsemi Corp.	17,364,709
752,550(a)	ON Semiconductor Corp.	18,000,996
		$104,962,460
	Total Semiconductors & Semiconductor Equipment	$117,466,360
	SOFTWARE & SERVICES - 15.7%
	Application Software - 5.1%
72,066	Blackbaud, Inc.	$7,388,206
111,072	Intuit, Inc.	18,533,474
262,594(a)	RealPage, Inc.	13,720,537
174,560(a)	Splunk, Inc.	16,268,992
223,750	SS&C Technologies Holdings, Inc.	11,080,100
78,531(a)	Synopsys, Inc.	6,649,220
256,758(a)	Zendesk, Inc.	11,086,810
		$84,727,339
	Data Processing & Outsourced Services - 5.4%
177,019(a)	Black Knight, Inc.	$8,434,955
217,406	Fidelity National Information Services, Inc.	21,127,515
49,074(a)	FleetCor Technologies, Inc.	9,811,365
325,210	Total System Services, Inc.	28,602,220
266,732(a)	Worldpay, Inc., Class A	21,679,977
		$89,656,032
Shares	Value
	Internet Software & Services - 2.3%
64,777(a)	CoStar Group, Inc.	$22,162,155
278,595(a)	Hortonworks, Inc.	5,009,138
77,584(a)	IAC/InterActiveCorp	11,553,034
		$38,724,327
	IT Consulting & Other Services - 1.1%
97,778	DXC Technology Co.	$10,026,156
65,869(a)	Gartner, Inc.	7,470,203
		$17,496,359
	Systems Software - 1.8%
185,088(a)	ServiceNow, Inc.	$29,801,019
	Total Software & Services	$260,405,076
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
	Communications Equipment - 2.0%
110,269(a)	Acacia Communications, Inc.	$4,267,411
91,275	Harris Corp.	14,252,591
88,870(a)	Palo Alto Networks, Inc.	15,407,392
		$33,927,394
	Technology Distributors - 1.0%
219,829	CDW Corp.	$16,032,129
	Technology Hardware, Storage & Peripherals - 0.4%
269,506(a)	Pure Storage, Inc., Class A	$5,840,195
	Total Technology Hardware & Equipment	$55,799,718
	TRANSPORTATION - 2.8%
	Air Freight & Logistics - 1.5%
248,496(a)	XPO Logistics, Inc.	$24,459,461
	Airlines - 1.3%
406,531	American Airlines Group, Inc.	$22,054,307
	Total Transportation	$46,513,768
	TOTAL COMMON STOCKS
	(Cost $1,239,783,383)	$1,653,169,664
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.0%
	(Cost $1,239,783,383)	$1,653,169,664
	OTHER ASSETS AND LIABILITIES - 0.0%†	$(341,490)
	NET ASSETS - 100.0%	$1,652,828,174

REIT	Real Estate Investment Trust.
†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 28, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,653,169,664	$–	$–	$1,653,169,664
Total Investments in Securities	$1,653,169,664	$–	$–	$1,653,169,664

During the three months ended February 28, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 25, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 25, 2018

* Print the name and title of each signing officer under his or her signature.